UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09751
FORTRESS REGISTERED INVESTMENT TRUST
(Exact name of Registrant as specified in charter)

1345 Avenue Of The Americas, 46th Floor, New York, NY	10105

(Address of principal executive offices)	(Zip code)
Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 798-6100
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

Item 1. Consolidated Schedule of Investments (Unaudited).
The Registrant’s Consolidated Schedule of Investments as of March 31, 2008 is as follows:

				Income
				Recognized
				This	Fair
	Investment	Cost (c) (e) (f)		Period	Value	% of Net
Investment	Reference	(000s)	Description of Investment	(000s)	(000s)	Assets
Controlled Affiliate — Indirect Investments (a)
FRIT Capital Trading LLC	“Capital Trading”	$3,800	100% of the issued common equity	$—	$3,800	1.5%
NCS I LLC	“Amresco”	—	100% of the issued common equity	1,159	17,434	6.8%
FRIT Holdings LLC	“Brookdale” (d)	5	100% of the issued common equity	3,700	178,710	69.5%

		3,805		4,859	199,944	77.8%
Controlled Affiliate — Direct Investment (a)
Brookdale Senior Living Inc.	“Brookdale” (d)	6,447	1.7 million common shares in Brookdale Senior Living Inc. (NYSE: BKD), an owner and operator of senior living facilities in U.S.A and Canada	426	40,695	15.8%

Total Investments (b)		$10,252		$5,285	$240,639	93.6%

Note:

(a)	An affiliated company is a company in which Fortress Registered Investment Trust (“FRIT”) has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. An affiliate is controlled if greater than 50% of its equity is owned by FRIT or entities under common control with FRIT. Where a controlled affiliate was established to hold a particular investment we have defined such investment as “indirect”. Refer to Note 1 for details on these indirect investments held by controlled affiliates.

(b)	The United States Federal income tax basis of FRIT’s investments at the end of the period was approximately $3.8 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $236.8 million (gross unrealized appreciation of $236.8 million and gross unrealized depreciation of $0).

(c)	Net of returns of capital, if any.

(d)	FRIT Holdings LLC holds 7.4 million common shares in Brookdale, cost of $34.5 million and fair value of $176.9 million (Note 1). The total cost and fair value of the 9.1 million common shares held through FRIT Holdings LLC and directly is $40.9 million and $217.8 million, respectively.

(e)	The direct investment in Brookdale took place in 2005.

(f)	Purchases/fundings occurred throughout the period.
See notes to consolidated schedule of investments.

FORTRESS REGISTERED INVESTMENT TRUST
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2008

1.  CONTROLLED AFFILIATE HOLDINGS
Fortress Registered Investment Trust holds interests in the following investments, which represent more than 1% of its net assets, through its Controlled Affiliate holdings:

			No. Shares /
			Principal /
Investment	Holding Entity	Investment	Notional	Cost (a)(b)			Geographical	Fair Value
Reference	(Controlled Affiliate)	Type	(000s)	(000s)	Description of Investment	Industry	Location	(000s)
“Capital Trading”	FRIT Capital Trading LLC	Government Securities	$750,750	$749,168	U.S. Government treasury securities; 1.28%; sold April 2008	—	U.S.A.	$749,168

		Repurchase Agreements	$745,422	(745,422)	Repurchase agreements with Deutsche Bank AG 1.58%; repaid April 2008			(745,422)

“Amresco”	NCS I LLC	Equity Interest	—	—	42.2% of NCS Holding Company, a specialty finance company and loan servicer	Loan Servicer	U.S.A.	17,434

“Brookdale”	FRIT Holdings LLC	Common Stock	7,400	34,482	Common stock in Brookdale Senior Living Inc. (NYSE: BKD), an owner and operator of senior living facilities.	Senior Living	U.S.A. / Canada	176,860

(a)	Net of returns of capital, if any.

(b)	The purchase of Amresco occurred in 2001, the initial purchase of Brookdale occurred in 2005, and the purchase of Capital Trading occurred in 2008.

FORTRESS REGISTERED INVESTMENT TRUST
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2008

2.	FAIR VALUE MEASUREMENTS
Investments measured and reported at fair value are classified and disclosed in one of the following categories:
•	Level 1 — price quotes for identical investments are available in active markets as of the reporting date. FRIT classifies direct investments in listed equities within this category (except where such investments are materially restricted and such restriction transfers to the purchaser upon disposition).

•	Level 2 — pricing inputs, other than Level 1, that are directly or indirectly observable as of the reporting date. This category includes quoted prices for similar investments in active markets, quoted prices for identical or similar investments in non-active markets (including genuine bids from third parties for privately held investments), and observable inputs other than quoted prices such as LIBOR or forward currency rates that are entered directly into valuation models to determine the value of derivatives or other investments. In addition to over-the-counter derivatives, FRIT will include in this level certain debt instruments and restricted equity securities whose fair value is based fundamentally on quoted prices for similar instruments, in addition to interests in controlled affiliates whose fair value is predominantly attributable to investments in Level 1 type securities.

•	Level 3 — unobservable inputs based upon FRIT’s assessment of the assumptions that market participants would use in pricing the investment. Real estate, debt and equity investments in private companies valued using pricing models whose inputs require significant judgment because of the absence of any meaningful current market data for identical or similar investments fall within this category. Such pricing models may use observable inputs other than quoted prices, such as interest rates, dividend yields and EBITDA multiples for comparable enterprises. However, adjustments may then be made to such inputs prior to their application to key metrics of the investment being measured, for example market interest rates or cost of equity will be adjusted to determine a specific enterprise’s weighted average cost of capital, or the dividend yield or EBITDA multiples of publicly quoted companies will be adjusted to account for the different attributes of the specific investment being measured. Since these adjustments require significant judgment we classify those inputs as Level 3. FRIT also includes within Level 3, interests in controlled affiliates whose fair value is significantly affected by assets and liabilities other than investments in Level 1 or Level 2 type securities. Finally, valuations based upon information from third parties (such as pricing services or broker-dealers) which was itself based significantly on unobservable inputs or was otherwise not supportable as a Level 2 input are classified in Level 3.
FRIT’s valuation policies require that the valuation technique used maximizes the use of observable (i.e., Level 1 or Level 2) inputs. Where the valuation technique used utilizes inputs that fall within different levels of the hierarchy, the level within the hierarchy that the fair value measure as a whole is classified is dependent upon the lowest level of the significant inputs.

FORTRESS REGISTERED INVESTMENT TRUST
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2008

The following summarizes the valuation of FRIT’s investments within the fair value hierarchy levels described above at March 31, 2008 (in thousands):

	Total	Level 1	Level 2	Level 3
Controlled Affiliates — Indirect Investments	$199,944	$—	$182,510	$17,434
Controlled Affiliate — Direct Investment	40,695	40,695	—	—

Total	$240,639	$40,695	$182,510	$17,434

All investments valued by FRIT using significant Level 3 inputs as described above at March 31, 2008 were valued based on internal models.
For the three months ended March 31, 2008, the changes in investments measured at fair value using Level 3 inputs are as follows (in thousands):

Controlled
Affiliates —
Indirect
Investments
Balance, January 1, 2008	$17,276
Net Realized and Unrealized Gains (Losses)	158

Balance, March 31, 2008	$17,434

Net realized and unrealized gains and losses recorded for Level 3 investments are included in results of operations on the consolidated statement of operations. The net total amount of unrealized gain, relating to investments using level 3 inputs still held at the reporting date is $0.2 million.

Item 2. Controls and Procedures.
(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There have not been changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(A)(1) Certification of Chief Executive Officer.
(A)(2) Certification of Chief Financial Officer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Fortress Registered Investment Trust

By:	/s/ Kevin Naughton
	Name:	Kevin Naughton
	Title: Date:	Chief Financial Officer May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Wesley R. Edens
	Name:	Wesley R. Edens
	Title: Date:	Chief Executive Officer May 30, 2008

By:	/s/ Kevin Naughton
	Name:	Kevin Naughton
	Title: Date:	Chief Financial Officer May 30, 2008